Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Useful Lives of Property and Equipment

Depreciation is provided using the straight-line method over the estimated economic lives of the assets, as follows:

Estimated Useful Lives
Leasehold improvements	1-5 years
Office, furniture and equipment	2-5 years
Tooling, production and test equipment	4 years

Summary of Warranty Provision

The following table summarizes the warranty provision during the years ended December 31, 2011 and 2010:

Warranty provision as of December 31, 2009	$443,987
Additions to provision	749,327
Less warranty costs	(582,426)

Warranty provision as of December 31, 2010	610,888
Additions to provision	1,549,869
Less warranty costs	(1,633,851)

Warranty provision as of December 31, 2011	$526,906